Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 17,446,013	$ (418,123)		$ (474,101)		$ 108,418	[1]	$ 135,847	[1]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of plant and equipment	40,213	19,300		19,502		31,173	[1]	100,533	[1]
Amortization of right-of-use assets	142,268	7,060		186,762		198,535	[1]	203,411	[1]
Gain on acquisition of intellectual property	(23,442,500)
Finance cost	172,154
Loss on disposal of plant and equipment							[1]	114,013	[1]
Amortisation of share-based compensation expense				33,334			[1]		[1]
Non cash discount on convertible notes				402,500			[1]		[1]
Provision of expected credit loss allowance						625	[1]	10,777	[1]
Interest expense				778,656		46,179	[1]		[1]
Waiver of related party balance						(88,151)	[1]		[1]
Gain on lease modification				(13,092)			[1]		[1]
Gain on promissory note				(953,861)			[1]		[1]
Directors’ remuneration							[1]	240,000	[1]
Legal and professional fee						27,320	[1]		[1]
(Gain on) Provision for income taxes				(486,706)			[1]	208,141	[1]
Changes in operating assets and liabilities:
Accounts receivable	(136,662)	(309,485)		(39,871)		1,166	[1]	129,922	[1]
Inventories	(226,022)	31,479		45,451		(80,665)	[1]	(7,219)	[1]
Trade Payable	(501,246)
Deposit, prepayment and other receivables, net	(3,251,863)	138,580		(2,000,851)		(448,266)	[1]	(15,197)	[1]
Legal fee payable		(2,007,444)
Accounts payable				1,126,338		71,362		58,752
Accrued liabilities and other payables	(41,959)	11,741		(6,750,587)		(51,167)	[1]	190,689	[1]
Contract liabilities	3,912	463		55,552		(1,352,231)	[1]	548,010	[1]
Operating lease liabilities	316,158	(89,702)		(204,846)		(230,433)	[1]	(175,132)	[1]
Finance lease liabilities							[1]	(19,476)	[1]
Taxes payable	(12,072)			11,746			[1]	(12,170)	[1]
Net cash (used in) operating activities	(9,491,606)	(2,616,131)		(8,264,074)		(1,766,135)	[1]	1,710,901	[1]
CASH FLOWS FROM INVESTING ACTIVITY
Purchase of plant and equipment	(96,477)	(50,337)		(53,045)		(69,848)	[1]	(94,452)	[1]
Purchase of intangible assets	(800,248)	(16,381)
Purchase of Right of Use	(890,033)
Investment in Artwork	(270,000)
Investment in Financial assets	(2,936,754)
Net cash used in investing activities	(4,993,512)	(66,718)		(53,045)		(69,848)	[1]	(94,452)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES
Amount due from A SPAC I				140,000		(140,000)	[1]		[1]
Finance lease		(9,317)		(6,446)		(9,317)	[1]	(19,476)	[1]
Convertible bond and other borrowings, net	1,988,637	2,920,238
Other borrowings, net				8,583,597			[1]	128,204	[1]
Issuance of shares (net of reverse capitalization effect)						192,308	[1]		[1]
Interest paid				(677,663)		(24,704)	[1]		[1]
Amount with related parties	(244,426)	(125,394)		508,738		1,863,206	[1]	(1,742,509)	[1]
Subscription receivables	204,000			127,564			[1]		[1]
Equity line of Credit	12,744,379
Net cash provided by financing activities	14,692,590	2,785,527		8,675,790		1,881,493	[1]	(1,633,781)	[1]
Net increase/(decrease) in cash and cash equivalents	207,472	102,678		358,671		45,510	[1]	(17,332)	[1]
Effect of foreign currency translation on cash and cash equivalents	(369,923)	12,879		44,965		(18,962)	[1]	16,124	[1]
Cash and cash equivalents, beginning of period	457,740	54,104	[1]	54,104	[1]	27,556	[1]	28,764	[1]
Cash and cash equivalents, end of period	$ 295,289	$ 169,661		457,740		54,104	[1]	27,556	[1]
Supplementary cash flow information:
Taxes paid							[1]	(12,170)	[1]
Interest paid				$ (768,068)		$ (24,704)	[1]	$ (55,469)	[1]

[1]	Re-presented as mentioned in Note 23